Inventory - Schedule of Inventory (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventory on-hand	$ 20,214	$ 24,595	$ 15,703
Inventory in-transit	5,694	5,957	4,875
Inventory	$ 25,908	$ 30,552	$ 20,578